Unaudited Condensed Financial Information of The Parent Company (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of Condensed Financial Information of the Parent Company [Abstract]
After tax profit percentage	10.00%
Registered capital percentage	50.00%
Subsidiaries exceed percentage	25.00%
Net assets percentage	25.00%